NOTE 4 - PREPAID EXPENSES	28 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 - PREPAID EXPENSES	NOTE 4 – PREPAID EXPENSES Prepaid expenses as of March 31, 2013, December 31, 2012 and 2011 refer to advance payments for inventory purchases.